Summary of Significant Accounting Policies (Reclassifications) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 480,443	$ 73,990	$ 75,426
Restricted cash	12,278	7,378	$ 5,640
Total current assets	536,671	119,097
Total assets	$ 605,546	156,039
Previously Reported [Member]
Statement of Financial Position [Abstract]
Cash and cash equivalents		81,368
Restricted cash		0
Total current assets		119,097
Total assets		156,039
Restatement Adjustment [Member]
Statement of Financial Position [Abstract]
Cash and cash equivalents		(7,378)
Restricted cash		7,378
Total current assets		0
Total assets		$ 0